Loans Payable	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Loans Payable

16. LOANS PAYABLE

	December 31, 2018	December 31, 2017
Loans Payable(1)	$—	$3,000

(1)	This $US loan bears interest at 1.8% per annum.